Corporate Reorganization of the Telecom Group and Its controlling companies	12 Months Ended
Dec. 31, 2017
Corporate Reorganization of the Telecom Group and Its controlling companies
Corporate Reorganization of the Telecom Group and Its controlling companies

Note 31 – Corporate Reorganization of the Telecom Group and its controlling companies

1) Amortization of Sofora shares

In March 2017, WAI offered to Sofora and Sofora accepted, with the consent of Fintech (the controlling shareholder of Sofora), an offer to amortize in two tranches all of the 140,704,640 shares issued by Sofora and owned by WAI, according to the provisions of Sections 223 and 228 of the LGS. As a result of the amortization, Sofora agreed to pay WAI an amount equal to the par value of WAI’s shares of capital stock issued by Sofora, such amount being equivalent to $140,704,640 pesos, and issue in the name of WAI one or more dividend certificates (Class “A” “Bono de Goce”) evidencing WAI’s rights to dividends up to an aggregate amount of US$ 470 million minus the amounts paid to amortize the shares of Sofora owned by WAI (equivalent to US$ 8,683,596).

On May 23, 2017 the first tranche of the ordinary shares of Sofora owned by WAI (74,749,340 ordinary shares), representing 17% of Sofora’s capital stock was amortized. As a result of the mentioned amortization:

i.	Sofora paid $74,749,340 pesos to WAI and issued a Class “A” Bono de Goce on behalf of WAI which granted them the right to dividends in the amount of US$ 245,036,017, and
ii.

The members and alternate members of the Board of Directors and of the Supervisory Committee of Telecom Argentina, Personal, Nortel and Sofora appointed by WAI presented their resignations. In the case of Telecom Argentina, the General Ordinary and Extraordinary Shareholders’ Meeting held on May 23, 2017, in its second tranche of deliberations held on June 6, 2017, appointed two directors, two alternate directors, one member of the Supervisory Committee and one alternate member of the Supervisory Committee to complete the term of duties of the resigning members and alternate members of the Board of Directors and of the Supervisory Committee of Telecom Argentina.

As a result of obtaining one of the authorizations of ENACOM in the context of the Reorganization of the Telecom Group mentioned in 2) of this Note, on June 22, 2017, the second tranche of the ordinary shares of Sofora owned by WAI (65,955,300 shares) representing 15 % of Sofora’s capital stock before the first tranche of ordinary shares amortization, was amortized. As a result of this amortization, Sofora paid $65,955,300 pesos to WAI and issued an additional Class “A” Bono de Goce on behalf of WAI which granted them the right to dividends in the amount of US$ 216,280,387.

The principal terms and conditions of each Bono de Goce provide that: (i) dividend payments of up to the maximum amount under the Bono de Goce will be made only if and when Sofora resolves to pay a dividend, (ii) dividend payments made by Sofora shall be paid to the holder of the Bono de Goce with priority over all other shareholders of Sofora, (iii) all dividends to be paid under the Bono de Goce will be paid by Sofora with liquid and realized profits, (iv) the maximum amount of dividends to be collected under the Bono de Goce shall accrete every year on June 1 on the amount of dividends that remain unpaid by Sofora as of May 31 of the relevant year at a 2% annually, (v) Sofora has a right to redeem the Bono de Goce at any time after the later of 36 months from the date of issuance or the payment of 60% of the maximum amount of dividends under the Bono de Goce and, whatever occur at last (vi) in the event that Sofora is absorbed by another continuing company of Sofora’s activities, the preference of the Class “A” Bono de Goce will remain only in respect of those shares of the continuing company that Sofora’s shareholders receive according to the expected exchange ratio of the Reorganization, so that this preference does not affect the other shareholders of the absorbing company, meaning that, in the case of the reorganization mentioned in this Note (the “Telecom Group’s Reorganization”), the preference for the Class “A” Bono de Goce will only be verified with respect to the Class “A” Shares of Telecom Argentina that receives Fintech and will not affect the Class “B” Shares or Class “C” Shares of Telecom Argentina.

Considering that the Reorganization of the Telecom Group is consummated, Telecom Argentina assumed all the rights and obligations of Sofora as issuer of the Class “A” Bonos de Goce. In no event shall the dividend rights under the Class “A” Bonos de Goce affect the dividend rights of holders of Telecom Argentina Class “B” or Class “C” Shares or any other class of shares.

2) The Telecom Group’s Reorganization

On March 31, 2017, each of the Board of Directors of Sofora, Personal and Nortel and Telecom Argentina approved a preliminary reorganization agreement (the “Preliminary Reorganization Agreement”). Under the terms of the Preliminary Reorganization Agreement, Telecom Argentina will absorb Nortel, Sofora and Personal according to the provisions of sections 82 and 83 of the LGS.

Telecom Argentina’s and Personal’s General Ordinary and Extraordinary Shareholders’ Meetings held on May 23, 2017, and Nortel’s and Sofora’s General Extraordinary Shareholders’ Meeting held on May 22, 2017 approved the Telecom Group’s Reorganization jointly with the following documents:

i.	Special-purpose unconsolidated financial statements of their respective companies as of December 31, 2016;

ii.	Special-purpose combined financial statements of Sofora, Nortel, Telecom Argentina y Telecom Personal as of December 31, 2016;

iii.	The corresponding preliminary reorganization agreement approved on March 31, 2017.

Additionally, the mentioned Telecom Argentina’s General Ordinary and Extraordinary Shareholders’ Meeting approved:

i.the conversion of up to 161,039,447 Class A Ordinary Shares, par value $1 entitled to one vote per share into equal Class B Ordinary Shares, par value $1 and entitled to one vote per share to be delivered to Nortel’s Preferred Class “B” Shares holders, as explained in Section 4th of the related preliminary reorganization agreement (the conversion was effective on December 15, 2017); and

ii.the amendment of the following sections of the Bylaws:

a.Section 4°: to establish a dynamic conversion procedure for the shares representing capital stock from one Class to the other with equal political and equity rights; and

b.Section 5°: to allow the total or partial amortization of integrated shares according to the provisions of Section 223 of LGS and allow the issuance of Bonos de Goce according to the provisions of Section 228 on the mentioned Law.

iii.The removal of Section 9° of the Bylaws, which includes limitations for transferring Class “A”  Shares,   which is effective since the authorization of the ENACOM of the Nortel’s dissolution related to the Reorganization of the Telecom Group and the distribution to holders of Nortel’s Class “B” Preferred Shares of a portion of Class “A” Shares of Telecom Argentina through its conversion to Class “B” Shares in accordance to the provisions of the corresponding preliminary reorganization agreement.

As of the date of issuance of these consolidated financial statements, the amendment of the bylaws mentioned in items ii) and iii) above is in process of registration.

At least, Personal’s, Nortel’s and Sofora’s Shareholders’ Meeting approved the dissolution without liquidation of such companies in accordance with Section 94, item 7 of the LGS as a consequence of their incorporation to Telecom Argentina through the Telecom Group’s Reorganization.

The companies involved requested ENACOM the following authorizations provided for in the previous reorganization agreement:

a) ENACOM authorization for releasing the shares that comprised the second amortization tranche of Sofora’s ordinary shares (owned by WAI representing 15% of Sofora’s capital stock) of the allocation to the main core of shares of the investment consortium for the acquisition, in the process of privatization of ENTel, of the Sociedad Licenciataria Norte (currently Telecom Argentina) pursuant to the provisions of Decree No. 62/90 issued on January 5, 1990 and the terms of such privatization and Resolution No. 111/03 issued by the SC on December 10, 2003.

b) ENACOM authorization for the dissolution of Nortel as a result of the Reorganization of the Telecom Group and the distribution to the holders of Nortel’s Class “B” Preferred Shares of a portion of Telecom Argentina’s Class “A” Shares through Its conversion to Telecom Argentina’s Class “B” Shares pursuant to the corresponding reorganization agreement.

c) ENACOM authorization for the transfer to Telecom Argentina, as a result of the Reorganization of the Telecom Group, of all licenses for the provision of ICT Services and the records of ICT Services, together with the corresponding permissions for the use of frequencies, which were granted or awarded to Personal.

On June 16, 2017, the ENACOM Authorization referred to in a) above was granted by Resolution No. RESOL-2017-5120-APN-ENACOM # MCO, allowing the amortization of the second tranche of Sofora’s ordinary shares, described in 1).

Being approved the Reorganization of the Telecom Group by General and Special shareholders’ meetings, and having expired the term for the opposition of creditors in accordance with the applicable rules, on November 13, 2017, Telecom Argentina, Nortel, Sofora, and Telecom Personal subscribed the Final Reorganization Agreement which was filed to the regulatory authorities according with the respective applicable bylaws.

On November 24, 2017, the Company, Personal, Nortel and Sofora were notified through Resolution No. 2017-4545-APN-ENACOM#MM, by which ENCAOM granted the authorizations mentioned in sections b) and c) mentioned above.

The Reorganization Effective Date was at 00.00 am December 1, 2017, date on which the Chairmen of the Boards of Directors of the companies that were part of the Telecom Group subscribed the Transfer of Operations Record whereby the following was put on record: (i) Telecom Argentina prepared its technical and operational systems with the capacity to absorb the operations of Personal, Nortel and Sofora, and ii) the effective transfer of the operations and activities of the absorbed companies to Telecom Argentina being satisfied all the following conditions to which the Reorganization of the Telecom Group was subject:

•	approval of the Reorganization on the terms and conditions set forth in the Preliminary Reorganization Agreement by special shareholders’ meetings in the case of Nortel;
•	the execution of the Final Reorganization Agreement;
•	the receipt of certain regulatory approvals by ENACOM;
•	Telecom Argentina preparing its technical and operational systems with the capacity to absorb the operations of Personal, Nortel and Sofora.

As a consequence of the reorganization and with effect as of the date thereof: (i) the total equities of the absorbed companies were transferred to Telecom Argentina at the book values of such items in the respective special-purpose unconsolidated financial statements. According to this, Telecom Argentina will acquire all rights, obligations and responsibilities of any nature of Personal, Sofora and Nortel; (ii) Telecom Argentina is the continuing company of all Personal, Sofora and Nortel activities; (iii) Personal, Sofora and Nortel were dissolved without liquidation. As of the date of issuance of these consolidated financial statements, the corresponding inscription is pending.

As a consequence of the Reorganization:

(i)	A portion of Class “A” Shares issued by Telecom Argentina was distributed to Fintech as the only holder of Sofora Common Shares,

(ii)	The remaining Class “A” issued by Telecom Argentina were converted to Telecom Argentina Class “B” Shares,

(iii)	All Class “B” Shares issued by Telecom Argentina owned by Nortel (including Class “B” Shares as a result of the conversion mentioned above were distributed to the holders of Nortel Preferred Shares.

Telecom Argentina didn’t issue any new Class “B” Shares or Class “A” Shares in connection with the Reorganization.

Additionally, the effectiveness of the administrative procedures of the Reorganization of the Telecom Group is subject to the following conditions, among others: (i) to obtain the administrative approval of the CNV regarding the Reorganization of the Telecom Group, which was obtained on January 4, 2018, (ii) the registration of the “Final Reorganization Agreement” in IGJ (which is in process), and (iii) to obtain any other authorization that could be required from other regulatory authority (SEC, among others).